SCHEDULE OF FIXED ASSETS, NET (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross		$ 79,737
Less: accumulated depreciation and amortization	$ (37,473)	(14,945)
Property, plant, and equipment, net	76,165	64,792
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross	$ 113,638	$ 79,737
Estimated Useful Life	3 years	3 years